JAVELIN PHARMACEUTICALS, INC.

May 30, 2006

Ms. Song P. Brandon, Esq. Division of Corporation Finance Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:   Javelin Pharmaceuticals, Inc.
      Post-effective Amendment No. 2 on Form S-1
      File Number: 333-122177

Dear Ms. Brandon:

We have reviewed the comment in your letter, dated May 18, 2006, and have made the appropriate change in Post-Effective Amendment No. 2 to the Registration Statement (the “Amendment”). The other changes in the Amendment from Post-Effective Amendment No. 1 are adding financial information for the quarter ended March 31, 2006 and updating some information about the status of clinical trials.

We are simultaneously filing the Amendment through the EDGAR system.

We are also filing an acceleration request seeking that the Amendment be declared effective on May 31, 2006. A copy of the acceleration request is attached hereto for your information.

We have endeavored to be fully responsive to the staff’s comment and to the requirements for updating financial information. Should you desire to discuss the Amendment or the request for acceleration, you should contact me or you can contact our attorney, Bruce Rich (212-603-6780).

Sincerely,

/s/ Daniel B. Carr, M.D.
Daniel B. Carr, M.D.
Chief Executive Officer